Stock Based Compensation (Stock Option Activity) (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Total Number of Shares, outstanding Beginning Balance	13,159
Stock options activity, Total Number of Shares, Granted	1,375
Stock options activity, Total Number of Shares, Exercised	(3,608)
Stock options activity, Total Number of Shares, Cancelled	(2,336)
Total Number of Shares, outstanding Ending Balance	8,590	13,159
Total Number of Shares, exercisable	5,544
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Stock options activity, Weighted Average Exercise Price, Beginning balance	$ 2.73
Stock options activity, Weighted Average Exercise Price, Granted	2.50
Stock options activity, Weighted Average Exercise Price, Exercised	1.31
Stock options activity, Weighted Average Exercise Price, Cancelled	2.85
Stock options activity, Weighted Average Exercise Price, Ending balance	3.25	$ 2.73
Stock options activity, Weighted Average Exercise Price, exercisable	$ 3.56
Stock options activity, Aggregate Intrinsic Value, Beginning balance	$ 30,537	$ 2,288
Stock options activity, Aggregate Intrinsic Value, Ending balance	$ 610	$ 30,537